Earnings (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Loss Per Share of Common Stock

The following table sets forth the computation of basic and diluted earnings (loss) per share of common stock (in thousands, except per share amounts):

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Net income	$2,344	$16,961	$25,993	$18,248	$17,691
Preferred stock dividends on participating preferred stock	(3,247)	(64,715)	(24,577)	(18,388)	(19,928)

Total undistributed earnings (loss)	(903)	(47,754)	1,416	(140)	(2,237)
Undistributed earnings allocated to participating preferred stock	—	—	(1,390)	—	—

Net income (loss) attributable to common stockholders	$(903)	$(47,754)	$26	$(140)	$(2,237)

Weighted average number of common shares used in computing net income (loss) per share:
Basic	709	744	841	821	13,703
Diluted	709	744	2,277	821	13,703
Net income (loss) per share attributable to common stockholders:
Basic and diluted	$(1.27)	$(64.19)	$0.03	$(0.17)	$(0.16)

Schedule of Common Equivalent Shares Excluded from Diluted Net Loss Per Share Calculation

The following common equivalent shares were excluded from the diluted net loss per share calculation as their inclusion would have been anti-dilutive (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Stock options	302	1,353	—	773	2,091
Common and preferred stock warrants	394	2,592	—	458	134
Convertible preferred stock	10,646	36,459	—	—	—

Total	11,342	40,404	—	1,231	2,225